Income Taxes - Additional Information (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Valuation allowance	$ 244,310,000	$ 216,988,000
Net operating loss carry forward	239,500,000
Uncertain income tax	0	$ 0
Net overseas operating loss carry forward	$ 155,400,000